Supplement to Prospectus Dated May 1, 1997
                           AetnaVest Estate Protector
                    Aetna Life Insurance and Annuity Company
                             Variable Life Account B





     The prospectus dated May 1, 1997 and supplemented on August 21, 1997 is amended as follows:

Cover:

     The following Funds are added to the list of Variable Options as of March 9, 1998:

          Oppenheimer Global Securities Fund
          Oppenheimer Strategic Bond Fund
          Portfolio Partners, Inc. MFS Value Equity Portfolio
          Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio




                The Date of this Supplement is February 25, 1998

Form No. X.64277-97-1

Prospectus - Page 4

     The table under Charges Assessed Against the Underlying Funds is amended by adding the following Funds:


                                                                   Investment
                                                                  Advisory Fees     Other Expenses
                                                                 (after expense     (after expense     Total Annual
                                                                 reimbursement)     reimbursement)     Fund Expenses
Oppenheimer Global Securities Fund ..........................         0.73%               0.08%            0.81%
Oppenheimer Strategic Bond Fund .............................         0.75%               0.10%            0.85%
Portfolio Partners, Inc. MFS Value Equity Portfolio .........         0.65%               0.25%            0.90%(1)
Portfolio Partners, Inc. T. Rowe Price Growth
 Equity Portfolio ...........................................         0.60%               0.15%            0.75%(1)


(1) Each Portfolio's aggregate expenses are limited to the advisory and administrative fees disclosed above through April 30, 1999. Without those limits, the aggregate expenses for the fiscal year ended December 31, 1997 are estimated to be as follows: .90% for the MFS Value Equity Portfolio; and .79% for the T. Rowe Price Growth Equity Portfolio.




Prospectus - Page 6

     In the Section Allocation of Premiums, the following Funds are added as of March 9, 1998.

     Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities,
(ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative.

     Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

     Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer Global Securities and Strategic Bond Funds. Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio of Portfolio Partners, Inc. Massachusetts Financial Services Company ("MFS") serves as the subadviser to the MFS Value Equity Portfolio, and T. Rowe Price Associates, Inc. serves as the subadviser to the T. Rowe Price Growth Equity Portfolio.

Prospectus - Page 19--Directors and Officers

     The list of directors and officers under Directors and Officers is replaced by the following:


Name and Address*             Position with Company                  Business Experience During Past 5 Years
--------------------- -------------------------------------   -----------------------------------------------------
Thomas J. McInerney   Director, President and Chairman,       President (since September 1997), Aetna Life
                      Executive Committee (Principal          Insurance and Annuity Company; President (since
                      Executive Officer)                      September 1997), Aetna Insurance Company of
                                                              America; President (since September 1997), Aetna
                                                              Retirement Holdings, Inc.; President (since August 1997),
                                                              Aetna Retirement Services, Inc.; Executive Vice President
                                                              (since August 1997), Aetna Inc.; Vice President, Strategy
                                                              (March 1997 - August 1997), Aetna Inc.; Vice President,
                                                               Strategy, Finance, & Administration (July 1995 - April 1996),
                                                               Aetna Inc.; Vice President, Guaranteed Products (November 1992 -
                                                               July 1995), Aetna Inc.

J. Scott Fox          Director and Senior Vice President      Managing Director, Chief Operating Officer, Chief
                                                              Financial Officer (since October 1997), Aeltus
                                                              Investment Management, Inc.; Senior Vice
                                                              President, Operations (since March 1997), Aetna
                                                              Life Insurance and Annuity Company; Managing
                                                              Director, Chief Operating Officer, Chief Financial
                                                              Officer, Treasurer (April 1994 - March 1997),
                                                              Aeltus Investment Management, Inc.; Managing
                                                              Director and Treasurer (March 1987 - September
                                                              1993), Equitable Capital Management Corporation.

Timothy A. Holt       Director, Senior Vice President and     Senior Vice President, Business Strategy &
                      Chief Financial Officer                 Finance, and Chief Financial Officer (since February
                                                              1996), Aetna Life Insurance and Annuity Company; Vice
                                                              President, Portfolio Management/Investment Group (August
                                                              1992- February 1996), Aetna Life and Casualty Company.

John Y. Kim           Director and Senior Vice President      President (since December 1995), Aeltus Investment
                                                              Management, Inc.; Chief Investment Officer (since
                                                              May 1994), Aetna Services, Inc. (formerly Aetna Life
                                                              and Casualty Company); Managing Director
                                                              (September 1993 - April 1994), Mitchell Hutchins
                                                              Institutional Investors (New York, New York); Vice
                                                              President and Senior Portfolio Manager (October
                                                              1991 - August 1993), Aetna Services, Inc. (formerly
                                                              Aetna Life and Casualty Company).

Shaun P. Mathews      Director and Senior Vice President      Senior Vice President, Product Management (since
                                                              September 1997), Vice President, Products Group
                                                              (since February 1996 to September 1997), Senior
                                                              Vice President, Strategic Markets and Products
                                                              (February 1993 - February 1996), and Senior Vice
                                                              President, Mutual Funds (March 1991 - February
                                                              1993), Aetna Life Insurance and Annuity Company.

Thomas P. Waldron      Director                               Vice President, Human Resources (since 1995), Aetna Inc.;
                                                              Senior Vice President, Human Resources (1990 to 1995),
                                                              Nielson Marketing Research, Chicago, Illinois.

Name and Address*            Position with Company                 Business Experience During Past 5 Years
---------------------- ---------------------------------   ------------------------------------------------------
Kirk P. Wickman        Vice President, General Counsel     Vice President, General Counsel and Corporate
                       and Corporate Secretary             Secretary (since November 1996), Aetna Life
                                                           Insurance and Annuity Company; Vice President and Counsel
                                                           (June 1992 - November 1996), Aetna Life Insurance Company.

Deborah Koltenuk       Vice President and Treasurer,       Vice President, Investment Planning and Financial
                       Corporate Controller                Reporting (April 1996 to July 1996), Aetna Life
                                                           Insurance Company; Vice President and Treasurer, Corporate
                                                           Controller (since March 1996), Aetna Retirement Holdings,
                                                           Inc.; Vice President, Investment Planning and Financial
                                                           Reporting (October 1994 to April 1996), The Aetna Casualty
                                                           and Surety Company and The Standard Fire and Insurance
                                                           Company; Assistant Vice President, Finance and Administration
                                                           (June 1994 to October 1994), Aetna Life Insurance Company;
                                                           Controller (September 1993 to June 1994), Aetna Information
                                                           Technology; Assistant Vice President (December 1990 to
                                                           September 1993), Aetna Life and Casualty Company.

Frederick D. Kelsven   Vice President and Chief            Vice President, Chief Compliance Officer (since
                       Compliance Officer                  February 1997), Aetna Life Assignment Company;
                                                           Vice President & Chief Compliance Officer (since
                                                           November 1996), Aetna Investment Services, Inc.; Director of
                                                           Compliance (January 1985 to September 1996), Nationwide
                                                           Life Insurance Company.

* The address of all Directors and Officers listed is 151 Farmington Avenue, Hartford, Connecticut.
  These individuals may also be directors and/or officers of other affiliates of the Company.

Prospectus - Page 23
A new subsection under Additional Information is added as follows:


Year 2000

Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory, (ii) assessment,
(iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Accounts, including those related to the Company, and Aeltus Investment Management Inc., the subadviser to most Aetna affiliated mutual funds. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

Prospectus--Illustrations of Death Benefit, Total Account Values and Surrender Values. The narrative introduction to this section and the tables that follow are replaced with the following. This information supersedes that contained in the supplement to the prospectus dated August 21, 1997.

Illustrations of Death Benefit, Total Account Values and Surrender Values

The following pages provide a hypothetical illustration of how the Death Benefit, Total Account Values, and Surrender Values of a Policy can change over time for a Policy issued to two opposite gender 45-year-old Insureds if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, and 12%, respectively, and are based upon a number of assumptions.

There are two pages of values. The first page illustrates the assumption that the Guaranteed Maximum Cost of Insurance rates and other charges at guaranteed rates are charged in all years. The second page illustrates the assumption that the current scale of Cost of Insurance rates and other charges at current rates are charged in all years. The Cost of Insurance rates vary by age and sex (where permitted by state law).

The values shown in these illustrations vary according to assumptions used for charges and gross rates of investment returns. The actual investment returns experienced by the Policy and the charges deducted may be higher or lower than those illustrated. The charges reflected on the first page consist of the maximum allowable charges under the Policy, including 0.90% for mortality and expense risks in all Policy Years and 12.35% for Premium Loads (assuming no change in state premiums and federal tax laws); the first page also reflects 0.72% for expenses of the Funds based on the allocation described below. The charges reflected on the second page consist of the current charges imposed under the Policy, including 0.90% for mortality and expense risks in Policy Years 1 through 10, 0.00% for mortality and expense risks in Policy Years 11 and later, and 12.35% for Premium Loads; the second page also reflects 0.72% for Fund expenses based on the allocation described below. The charge for Fund expenses reflected in the illustrations assumes that Total Account Values have been allocated equally among all funds and represent a fixed average of the investment advisory fees and other expenses charged by each of the Funds as of December 31, 1996, or, for Funds first offered after December 31, 1996, for the current period.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of -1.57%, 4.43% and 10.43%, respectively, during the first 10 Policy Years, and -.72%, 5.28%, and 11.28%, respectively, thereafter on a current basis. On a guaranteed basis, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.62%, 4.38% and 10.38%, respectively.

The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. The illustrations also assume that premiums are paid as indicated, no Policy Loans are made, no increases or decreases in Specified Amount are requested, no Death Benefit Option changes, and no Partial Surrenders are made.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since We are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

Upon request, We will provide a comparable personalized illustration based upon the age, sex (if necessary), and underwriting classification of the proposed Insureds, including the Specified Amount and premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 may be charged for each such illustration. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                      POLICY ON THE LIVES OF TWO INSUREDS
               FEMALE AND MALE ISSUE AGE 45 SELECT NONSMOKER RISK
                    $2,688 ANNUAL GUARANTEED DEATH BENEFIT TO
                      THE YOUNGER INSURED'S AGE 100 PREMIUM
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1
                               GUARANTEED CHARGES


                 Premiums
               Accumulated               Death Benefit
                    at                   Gross Annual
               5% Interest           Investment Return of
  Year           per Year    Gross 0.0%   Gross 6.0%   Gross 12.0%
   1               2,822      250,000      250,000      250,000
   2               5,786      250,000      250,000      250,000
   3               8,898      250,000      250,000      250,000
   4              12,165      250,000      250,000      250,000
   5              15,596      250,000      250,000      250,000
   6              19,198      250,000      250,000      250,000
   7              22,980      250,000      250,000      250,000
   8              26,951      250,000      250,000      250,000
   9              31,121      250,000      250,000      250,000
  10              35,500      250,000      250,000      250,000
  15              60,903      250,000      250,000      250,000
  20              93,325      250,000      250,000      273,334
  25             134,705      250,000      250,000      393,004
  30             187,517      250,000      250,000      549,640
20 (Age 65)       93,325      250,000      250,000      273,334



                        Total Account Value                   Cash Surrender Value*
                    Annual Investment Return of            Annual Investment Return of
  Year          Gross 0.0%   Gross 6.0%   Gross 12.0%   Gross 0.0%   Gross 6.0%   Gross 12.0%
   1              1,346         1,456        1,566          782           892        1,002
   2              3,378         3,706        4,048        2,779         3,107        3,449
   3              5,371         6,049        6,781        2,065         2,743        3,475
   4              7,324         8,486        9,790        3,378         4,540        5,844
   5              9,236        11,020       13,101        5,532         7,316        9,397
   6             11,106        13,654       16,745        7,644        10,192       13,283
   7             12,932        16,390       20,753        9,712        13,170       17,533
   8             14,712        19,230       25,161       11,734        16,252       22,183
   9             16,444        22,175       30,009       13,708        19,439       27,273
  10             18,124        25,225       35,337       15,630        22,731       32,843
  15             25,611        42,077       71,021       24,326        40,792       69,736
  20             30,898        61,386      128,267       30,898        61,386      128,267
  25             31,770        81,846      217,996       31,770        81,846      217,996
  30             23,219       100,446      353,876       23,219       100,446      353,876
20 (Age 65)      30,898        61,386      128,267       30,898        61,386      128,267

     Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk and administrative expense charges.

     If premiums are paid more frequently than annually, the Death Benefit could be, and the Account Values and Surrender Values would be, less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results.

     Actual investment results may be more or less than those shown and will depend on a number of factors including the Policyowner's allocations, and the Fund's rates of return. The total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

     *The Cash Surrender Values reflect the application of the maximum Surrender Charge under the Contract and allowed in most states. The Surrender Charge may be limited to a lower amount in certain states.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                          ON THE LIVES OF TWO INSUREDS
               FEMALE AND MALE ISSUE AGE 45 SELECT NONSMOKER RISK
                    $2,688 ANNUAL GUARANTEED DEATH BENEFIT TO
                      THE YOUNGER INSURED'S AGE 100 PREMIUM
                              FACE AMOUNT $250,000
                             DEATH BENEFIT OPTION 1
                                 CURRENT CHARGES


                 Premiums
               Accumulated               Death Benefit
                    at                   Gross Annual
               5% Interest           Investment Return of
  Year           per Year    Gross 0.0%   Gross 6.0%   Gross 12.0%
   1               2,822      250,000      250,000      250,000
   2               5,786      250,000      250,000      250,000
   3               8,898      250,000      250,000      250,000
   4              12,165      250,000      250,000      250,000
   5              15,596      250,000      250,000      250,000
   6              19,198      250,000      250,000      250,000
   7              22,980      250,000      250,000      250,000
   8              26,951      250,000      250,000      250,000
   9              31,121      250,000      250,000      250,000
  10              35,500      250,000      250,000      250,000
  15              60,903      250,000      250,000      250,000
  20              93,325      250,000      250,000      291,366
  25             134,705      250,000      250,000      435,945
  30             187,517      250,000      250,000      633,697
20 (Age 65)       93,325      250,000      250,000      291,366



                        Total Account Value                   Cash Surrender Value*
                    Annual Investment Return of            Annual Investment Return of
  Year          Gross 0.0%   Gross 6.0%   Gross 12.0%   Gross 0.0%   Gross 6.0%   Gross 12.0%
   1              1,466         1,579        1,693          902         1,015        1,129
   2              3,617         3,960        4,318        3,018         3,361        3,719
   3              5,728         6,440        7,209        2,422         3,134        3,903
   4              7,798         9,021       10,393        3,852         5,075        6,447
   5              9,826        11,708       13,900        6,122         8,004       10,196
   6             11,811        14,502       17,761        8,349        11,040       14,299
   7             13,752        17,406       22,012       10,532        14,186       18,792
   8             15,647        20,423       26,691       12,669        17,445       23,713
   9             17,492        23,555       31,838       14,756        20,819       29,102
  10             19,284        26,802       37,501       16,790        24,308       35,007
  15             27,323        44,811       75,526       26,038        43,526       74,241
  20             33,154        65,643      136,729       33,154        65,643      136,729
  25             36,265        92,008      241,815       36,265        92,008      241,815
  30             30,051       120,229      407,994       30,051       120,229      407,994
20 (Age 65)      33,154        65,643      136,729       33,154        65,643      136,729

     Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk and administrative expense charges.

     If premiums are paid more frequently than annually, the Death Benefit could be, and the Account Values and Surrender Values would be, less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results.

     Actual investment results may be more or less than those shown and will depend on a number of factors including the Policyowner's allocations, and the Fund's rates of return. The total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

     *The Cash Surrender Values reflect the application of the maximum Surrender Charge under the Contract and allowed in most states. The Surrender Charge may be limited to a lower amount in certain states.

                             VARIABLE LIFE ACCOUNT B
                              FINANCIAL STATEMENTS


                                      Index


 Statement of Assets and Liabilities as of September 30, 1997 (unaudited) ................   S-2
 Statements of Operations and Changes in Net Assets for the nine months
   ended September 30, 1997 and September 30, 1996 (unaudited) ...........................   S-4
 Condensed Financial Information for the nine months ended September 30, 1997 (unaudited)    S-5
 Notes to Financial Statements -- September 30, 1997 (unaudited) .........................   S-8

Variable Life Account B

Statement of Assets and Liabilities--September 30, 1997 (Unaudited)



ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 3,196,319 shares (cost $99,508,839) ............................. $131,027,138
 Aetna Income Shares; 1,442,314 shares (cost $18,506,001) .............................   18,856,596
 Aetna Variable Encore Fund; 1,141,899 shares (cost $15,002,124) ......................   15,053,505
 Aetna Investment Advisers Fund, Inc.; 1,269,183 shares (cost $18,194,063) ............   20,942,265
 Aetna Ascent Variable Portfolio; 105,799 shares (cost $1,377,537) ....................    1,597,706
 Aetna Crossroads Variable Portfolio; 33,041 shares (cost $412,360) ...................      461,347
 Aetna Legacy Variable Portfolio; 47,758 shares (cost $574,815) .......................      603,725
 Aetna Variable Index Plus Portfolio; 61,593 shares (cost $852,252) ...................      875,204
 Alger American Small Capitalization Portfolio; 443,588 shares (cost $19,897,819) .....   20,697,798
 American Century VP Capital Appreciation Fund; 649,356 shares (cost $6,600,874) ......    7,220,836
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 552,358 shares (cost $11,584,391) ..........................   13,146,117
  Growth Portfolio; 134,592 shares (cost $4,465,705) ..................................    5,033,748
  Overseas Portfolio; 46,329 shares (cost $848,995) ...................................      953,003
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 119,521 shares (cost $1,854,784) ...........................    2,107,161
  Contrafund Portfolio; 872,975 shares (cost $15,798,493) .............................   17,634,099
 Janus Aspen Series:
  Aggressive Growth Portfolio; 500,689 shares (cost $9,126,974) .......................   10,103,908
  Balanced Portfolio; 373,464 shares (cost $5,583,127) ................................    6,434,792
  Growth Portfolio; 545,924 shares (cost $8,679,709) ..................................   10,225,157
  Short-Term Bond Portfolio; 150,415 shares (cost $1,514,462) .........................    1,537,242
  Worldwide Growth Portfolio; 876,969 shares (cost $18,447,152) .......................   21,319,109
 Scudder Variable Life Investment Fund--
  International Portfolio; 943,907 shares (cost $12,021,744) ..........................   14,120,843
                                                                                        ------------
NET ASSETS (cost $270,852,220) ........................................................ $319,951,299
                                                                                        ============
Net assets represented by:

Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values ........................................................ $131,027,138
Aetna Income Shares:
 Policyholders' account values ........................................................   18,856,596
Aetna Variable Encore Fund:
 Policyholders' account values ........................................................   15,053,505
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values ........................................................   20,942,265
Aetna Ascent Variable Portfolio:
 Policyholders' account values ........................................................    1,597,706

See Notes to Financial Statements

Variable Life Account B

Statement of Assets and Liabilities--September 30, 1997 (unaudited & continued):



Aetna Crossroads Variable Portfolio:
 Policyholders' account values ................................ $    461,347
Aetna Legacy Variable Portfolio:
 Policyholders' account values ................................      603,725
Aetna Variable Index Plus Portfolio:
 Policyholders' account values ................................      875,204
Alger American Small Capitalization Portfolio:
 Policyholders' account values ................................   20,697,798
American Century VP Capital Appreciation Fund:
 Policyholders' account values ................................    7,220,836
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Policyholders' account values ................................   13,146,117
 Growth Portfolio:
 Policyholders' account values ................................    5,033,748
 Overseas Portfolio:
 Policyholders' account values ................................      953,003
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Policyholders' account values ................................    2,107,161
 Contrafund Portfolio:
 Policyholders' account values ................................   17,634,099
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Policyholders' account values ................................   10,103,908
 Balanced Portfolio:
 Policyholders' account values ................................    6,434,792
 Growth Portfolio:
 Policyholders' account values ................................   10,225,157
 Short-Term Bond Portfolio:
 Policyholders' account values ................................    1,537,242
 Worldwide Growth Portfolio:
 Policyholders' account values ................................   21,319,109
Scudder Variable Life Investment Fund--International Portfolio:
 Policyholders' account values ................................   14,120,843
                                                                ------------
                                                                $319,951,299
                                                                ============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets



                                                                           Nine Months Ended   Nine Months Ended
                                                                          September 30, 1997   September 30, 1996
                                                                              (Unaudited)         (Unaudited)
                                                                         -------------------- -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  11,181,934        $   3,885,187
Expenses: (Notes 2 and 5)
 Valuation Period Deductions ...........................................       (1,872,259)          (1,080,847)
                                                                            -------------        -------------
Net investment income ..................................................        9,309,675            2,804,340
                                                                            -------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................      139,757,147           20,651,970
 Cost of investments sold ..............................................      128,709,226           18,373,466
                                                                            -------------        -------------
  Net realized gain (loss) .............................................       11,047,921            2,278,504
Net unrealized gain (loss) on investments: (Note 5) ....................
 Beginning of period ...................................................       14,132,669            4,391,574
 End of period .........................................................       49,099,079           15,114,855
                                                                            -------------        -------------
  Net change in unrealized gain (loss) .................................       34,966,410           10,723,281
                                                                            -------------        -------------
Net realized and unrealized gain (loss) on investments .................       46,014,331           13,001,785
                                                                            -------------        -------------
Net increase (decrease) in net assets resulting from operations ........       55,324,006           15,806,125
                                                                            -------------        -------------
FROM UNIT TRANSACTIONS:
Variable life premium payments .........................................       84,887,351           79,490,652
Sales and administrative charges deducted by the Company ...............       (2,894,734)          (2,425,262)
Premiums allocated to the fixed account ................................       (2,076,993)          (2,340,043)
                                                                            -------------        -------------
 Net premiums allocated to the variable account ........................       79,915,624           74,725,347
Transfers to the Company for monthly deductions ........................      (15,533,434)         (11,102,414)
Redemptions by contract holders ........................................      (20,908,061)          (2,903,147)
Transfers on account of policy loans ...................................       (2,096,102)          (3,395,109)
Other ..................................................................           75,383              (10,234)
                                                                            -------------        -------------
 Net increase in net assets from unit transactions (Note 5) ............       41,453,410           57,314,443
                                                                            -------------        -------------
Change in net assets ...................................................       96,777,416           73,120,568
NET ASSETS:
Beginning of period ....................................................      223,173,883          126,515,779
                                                                            -------------        -------------
End of period ..........................................................    $ 319,951,299        $ 199,636,347
                                                                            =============        =============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Nine Months Ended September 30, 1997
(Unaudited)



                                                    Value                     Increase
                                                  Per Unit                   (Decrease)
                                                                            in Value of            Reserves
                                          Beginning       End of            Accumulation            at End
                                          of Period       Period                Unit               of Period
                                         -----------   ------------   -----------------------   --------------
Aetna Variable Fund:
 Aetna Vest ..........................      $34.932       $45.812              31.15%            $65,467,133
 Aetna Vest II .......................       19.507        25.577              31.12%             20,668,426
 Aetna Vest Plus .....................       16.389        21.489              31.12%             35,633,026
 Aetna Vest Estate Protector .........       11.675        15.326              31.27%                886,387
 Corporate Specialty Market ..........       14.805        19.413              31.12%              8,372,166
Aetna Income Shares:
 Aetna Vest ..........................      $21.850       $23.082               5.64%              5,989,256
 Aetna Vest II .......................       14.691        15.519               5.64%                975,075
 Aetna Vest Plus .....................       11.764        12.427               5.64%              2,046,769
 Aetna Vest Estate Protector .........       10.452        11.054               5.76%                214,179
 Corporate Specialty Market ..........       11.354        11.995               5.64%              9,631,317
Aetna Variable Encore Fund:
 Aetna Vest ..........................      $16.577       $17.118               3.27%              2,564,616
 Aetna Vest II .......................       12.117        12.513               3.27%                158,376
 Aetna Vest Plus .....................       11.388        11.760               3.27%              5,977,410
 Aetna Vest Estate Protector .........       10.333        10.683               3.38%                169,449
 Corporate Specialty Market ..........       10.895        11.251               3.27%              6,183,654
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest ..........................      $17.547       $20.914              19.19%              2,262,647
 Aetna Vest II .......................       17.742        21.143              19.16%              4,931,529
 Aetna Vest Plus .....................       14.880        17.731              19.16%              7,889,770
 Aetna Vest Estate Protector .........       11.340        13.314              17.41%(1)             126,662
 Corporate Specialty Market ..........       12.954        15.436              19.16%              5,731,657
Aetna Ascent Variable Portfolio:
 Aetna Vest ..........................      $11.828       $14.221              20.23%                296,098
 Aetna Vest II .......................       11.828        14.212              20.16%                138,916
 Aetna Vest Plus .....................       11.828        14.212              20.16%              1,119,184
 Aetna Vest Estate Protector .........       11.886        14.245              19.85%(2)              43,508
Aetna Crossroads Variable Portfolio:
 Aetna Vest ..........................      $11.474       $13.446              17.19%                 68,703
 Aetna Vest II .......................       11.544        13.438              16.41%(1)              29,300
 Aetna Vest Plus .....................       11.474        13.438              17.12%                361,206
 Aetna Vest Estate Protector .........       11.487        13.468              17.25%                  2,138
Aetna Legacy Variable Portfolio:
 Aetna Vest II .......................      $11.263       $12.576              11.66%(2)              11,119
 Aetna Vest Plus .....................       11.118        12.576              13.11%                561,269
 Aetna Vest Estate Protector .........       11.344        12.604              11.11%(3)              31,337
Aetna Variable Index Plus Portfolio:
 Aetna Vest ..........................      $12.017       $12.762               6.20%(4)              94,956
 Aetna Vest II .......................       11.345        12.762              12.49%(4)              76,612
 Aetna Vest Plus .....................       11.172        12.762              14.23%(3)             409,202
 Aetna Vest Estate Protector .........       12.371        12.778               3.29%(5)              77,859
 Corporate Specialty Market ..........       12.785        12.762              (0.18%)(6)            216,575

Variable Life Account B

Condensed Financial Information--Nine Months Ended September 30, 1997 (unaudited & continued)

                                                                         Increase
                                                                        (Decrease)
                                               Value Per Unit           in Value of      Reserves
                                          Beginning       End of       Accumulation       at End
                                          of Period       Period           Unit          of Period
                                         -----------   ------------   --------------   ------------
Alger American Small
 Capitalization Portfolio:
 Aetna Vest ..........................      $16.051       $18.926          17.92%       1,479,421
 Aetna Vest II .......................       16.052        18.928          17.92%         664,375
 Aetna Vest Plus .....................       16.043        18.918          17.92%      10,299,964
 Aetna Vest Estate Protector .........        9.982        11.783          18.05%         553,593
 Corporate Specialty Market ..........       13.201        15.566          17.92%       7,700,445
American Century VP Capital
 Appreciation Fund:
 Aetna Vest ..........................      $12.534       $13.826          10.31%         881,640
 Aetna Vest II .......................       12.590        13.888          10.31%         294,690
 Aetna Vest Plus .....................       12.419        13.698          10.31%       4,592,275
 Aetna Vest Estate Protector .........        9.511        10.503          10.43%         100,399
 Corporate Specialty Market ..........       11.358        12.528          10.31%       1,351,832
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest ..........................      $10.871       $13.549          24.64%         169,511
 Aetna Vest II .......................       10.871        13.549          24.64%          67,118
 Aetna Vest Plus .....................       10.871        13.549          24.64%       4,134,876
 Aetna Vest Estate Protector .........       10.883        13.580          24.78%         585,334
 Corporate Specialty Market ..........       12.512        15.594          24.64%       8,189,278
Fidelity Investments Variable
 Insurance Products Fund:
Growth Portfolio:
 Corporate Specialty Market ..........      $11.255       $13.906          23.55%       5,033,748
Overseas Portfolio:
 Corporate Specialty Market ..........      $11.241       $13.335          18.62%         953,003
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market ..........      $12.022       $14.093          17.23%       2,107,161
Contrafund Portfolio:
 Aetna Vest ..........................      $11.525       $14.386          24.82%         481,708
 Aetna Vest II .......................       11.525        14.386          24.82%         106,699
 Aetna Vest Plus .....................       11.525        14.386          24.82%       3,455,189
 Aetna Vest Estate Protector .........       11.538        14.419          24.96%         520,560
 Corporate Specialty Market ..........       12.396        15.474          24.83%      13,069,943
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest ..........................      $16.153       $17.738           9.81%         905,943
 Aetna Vest II .......................       16.153        17.738           9.81%         531,805
 Aetna Vest Plus .....................       16.153        17.738           9.81%       5,523,172
 Aetna Vest Estate Protector .........        9.797        10.770           9.93%         627,618
 Corporate Specialty Market ..........       12.120        13.309           9.81%       2,515,370

Variable Life Account B

Condensed Financial Information--Nine Months Ended September 30, 1997 (unaudited
   & continued):

                                                                           Increase
                                                                          (Decrease)
                                               Value Per Unit             in Value of        Reserves
                                          Beginning       End of         Accumulation         at End
                                          of Period       Period             Unit            of Period
                                         -----------   ------------   ------------------   ------------
Balanced Portfolio:
 Aetna Vest ..........................      $13.966       $16.550           18.50%            126,696
 Aetna Vest II .......................       14.075        16.679           18.50%            166,787
 Aetna Vest Plus .....................       13.960        16.542           18.50%          3,046,452
 Aetna Vest Estate Protector .........       11.101        13.169           18.63%            110,546
 Corporate Specialty Market ..........       12.242        14.507           18.50%          2,984,311
Growth Portfolio:
 Aetna Vest ..........................      $14.898       $18.346           23.14%            684,594
 Aetna Vest II .......................       14.884        18.326           23.14%          1,143,611
 Aetna Vest Plus .....................       14.863        18.303           23.14%          6,587,329
 Aetna Vest Estate Protector .........       10.857        13.385           23.28%            492,886
 Corporate Specialty Market ..........       12.232        15.063           23.14%          1,316,737
Short-Term Bond Portfolio:
 Aetna Vest ..........................      $11.289       $11.772            4.27%              7,426
 Aetna Vest II .......................       11.277        11.759            4.27%              1,534
 Aetna Vest Plus .....................       11.247        11.727            4.27%            529,601
 Aetna Vest Estate Protector .........       10.389        10.818            4.13%(1)           9,958
 Corporate Specialty Market ..........       10.468        10.916            4.27%            988,724
Worldwide Growth Portfolio:
 Aetna Vest ..........................      $16.364       $20.576           25.74%          2,234,729
 Aetna Vest II .......................       16.368        20.582           25.74%          1,184,713
 Aetna Vest Plus .....................       16.348        20.556           25.74%         10,139,649
 Aetna Vest Estate Protector .........       11.811        14.868           25.88%            648,134
 Corporate Specialty Market ..........       13.459        16.924           25.74%          7,111,884
Scudder Variable Life Investment
 Fund--International Portfolio:
 Aetna Vest ..........................      $14.543       $16.692           14.78%          2,307,215
 Aetna Vest II .......................       14.453        16.589           14.78%            746,333
 Aetna Vest Plus .....................       14.373        16.496           14.78%          6,951,136
 Aetna Vest Estate Protector .........       10.898        12.522           14.90%            201,188
 Corporate Specialty Market ..........       12.043        13.823           14.78%          3,914,970

Notes to Condensed Financial Information:

   (1)--Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
   (2)--Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
   (3)--Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
   (4)--Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
   (5)--Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
   (6)--Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.

Variable Life Account B

Notes to Financial Statements--September 30, 1997 (Unaudited):


1. Summary of Significant Accounting Policies

   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on September 30, 1997:

   Aetna Variable Fund                      Janus Aspen Series:
   Aetna Income Shares                      [bullet] Aggressive Growth Portfolio
   Aetna Variable Encore Fund               [bullet] Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.     [bullet] Growth Portfolio
   Aetna Ascent Variable Portfolio          [bullet] Short-Term Bond Portfolio
   Aetna Crossroads Variable Portfolio      [bullet] Worldwide Growth Portfolio
   Aetna Legacy Variable Portfolio          Scudder Variable Life Investment
                                            Fund--International Portfolio
   Aetna Variable Index Plus Portfolio
   Alger American Small Capitalization Portfolio
   American Century VP Capital Appreciation Fund
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   [bullet] Asset Manager Portfolio
   [bullet] Contrafund Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

Notes to Financial Statements--September 30, 1997 (unaudited & continued):


3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the nine month periods ended September 30, 1997 and September 30, 1996 aggregated $190,520,232 and $139,757,147 and
   $80,774,933 and $20,651,970, respectively.

Variable Life Account B

Notes to Financial Statements--September 30, 1997 (unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets--Nine Months Ended September 30, 1997

                                                           Valuation        Proceeds        Cost of           Net
                                                            Period            from         Invesments      Realized
                                           Dividends      Deductions         Sales            Sold        Gain (Loss)
                                         ------------- ---------------- --------------- --------------- --------------
Aetna Variable Fund:
 PolicyHolders' account values .........  $ 4,806,166    $   (759,765)   $  7,628,880    $  5,575,341    $ 2,053,539
Aetna Income Shares:
 PolicyHolders' account values .........      371,054         (97,068)      1,779,972       1,823,228        (43,256)
Aetna Variable Encore Fund:
 PolicyHolders' account values .........      372,968        (100,707)     43,104,359      42,850,706        253,653
Aetna Investment Advisers Fund, Inc.:
 PolicyHolders' account values .........    1,720,435        (127,224)      1,636,280       1,316,961        319,319
Aetna Ascent Variable Portfolio:
 PolicyHolders' account values .........       13,550          (7,125)        779,440         770,289          9,151
Aetna Crossroads Variable Portfolio:
 PolicyHolders' account values .........        4,060          (1,903)        181,294         178,792          2,502
Aetna Legacy Variable Portfolio:
 PolicyHolders' account values .........        7,636          (2,023)        216,181         198,502         17,679
Aetna Variable Index Plus Portfolio:
 PolicyHolders' account values .........            0          (1,350)          2,893           2,642            251
Alger American Small Capitalization
 Portfolio:
 PolicyHolders' account values .........      576,583         (97,515)     27,120,190      25,868,551      1,251,639
American Century VP Capital
 Appreciation Fund:
 PolicyHolders' account values .........      132,455         (45,867)      3,235,827       3,442,376       (206,549)
Fidelity Investments Variable Insurance
 Products Fund:
Equity-Income Portfolio:
 PolicyHolders' account values .........    1,485,715        (123,125)     11,734,663       9,571,434      2,163,229
Growth Portfolio:
 PolicyHolders' account values .........      192,233         (39,162)      6,082,672       5,284,973        797,699
Overseas Portfolio:
 PolicyHolders' account values .........       46,706          (4,712)         46,070          41,030          5,040
Fidelity Investments Variable Insurance
 Products Fund II:
Asset Manager Portfolio:
 PolicyHolders' account values .........      175,953         (12,238)         96,650          91,251          5,399
Contrafund Portfolio:
 PolicyHolders' account values .........      235,708         (63,309)      4,141,445       3,321,787        819,658
Janus Aspen Series:
Aggressive Growth Portfolio:
 PolicyHolders' account values .........            0         (67,528)     15,604,169      15,153,080        451,089
Balanced Portfolio:
 PolicyHolders' account values .........      123,266         (34,252)        982,085         824,394        157,691
Growth Portfolio:
 PolicyHolders' account values .........      277,232         (61,963)      3,109,251       2,424,122        685,129
Short-Term Bond Portfolio:
 PolicyHolders' account values .........      101,542         (28,323)      3,489,096       3,386,095        103,001
Worldwide Growth Portfolio:
 PolicyHolders' account values .........      274,427        (109,951)      5,994,187       4,447,419      1,546,768
Scudder Variable Life Investment Fund--
 International Portfolio:
PolicyHolders' account values ..........      264,245         (87,149)      2,791,543       2,136,253        655,290
                                          -----------    ------------    ------------    ------------    -----------
Total Variable Life Account B ..........  $11,181,934    $ (1,872,259)   $139,757,147    $128,709,226    $11,047,921
                                          ===========    ============    ============    ============    ===========

                                                      Net Increase
         Net Unrealized                  Net          (Decrease) In
           Gain (Loss)                Change in        Net Assets                  Net Assets
   Beginning            End           Unrealized        from Unit        Beginning           End
   of Period         of Period       Gain (Loss)      Transactions       of Period        of Period
---------------   --------------   ---------------   --------------   --------------   ---------------
  $ 7,294,643      $31,518,299       $24,223,656       $ 7,831,916    $ 92,871,626      $131,027,138
     (190,180)         350,595           540,775         4,905,304      13,179,787        18,856,596
      106,394           51,381           (55,013)        5,490,419       9,092,185        15,053,505
    1,383,931        2,748,202         1,364,271         1,873,923      15,791,541        20,942,265
       15,645          220,169           204,524           832,228         545,378         1,597,706
         (191)          48,987            49,178           283,818         123,692           461,347
           20           28,909            28,889           537,581          13,963           603,725
            0           22,952            22,952           853,351               0           875,204
      172,057          799,979           627,922         5,253,086      13,086,083        20,697,798
     (146,911)         619,963           766,874            91,398       6,482,525         7,220,836
    1,096,283        1,561,726           465,443        (4,155,358)     13,310,213        13,146,117
      294,867          568,043           273,176        (1,242,727)      5,052,529         5,033,748
       37,941          104,008            66,067           307,575         532,327           953,003
      134,978          252,377           117,399           410,462       1,410,186         2,107,161
      730,883        1,835,606         1,104,723         8,625,629       6,911,690        17,634,099
      249,074          976,934           727,860          (670,440)      9,662,927        10,103,908
      243,163          851,665           608,502         2,005,240       3,574,345         6,434,792
      566,478        1,545,448           978,970         1,171,142       7,174,647        10,225,157
       26,773           22,780            (3,993)       (2,462,833)      3,827,848         1,537,242
      872,277        2,871,957         1,999,680         7,693,049       9,915,136        21,319,109
    1,244,544        2,099,099           854,555         1,818,647      10,615,255        14,120,843
  -----------      -----------       -----------       -----------    ------------      ------------
  $14,132,669      $49,099,079       $34,966,410       $41,453,410    $223,173,883      $319,951,299
  ===========      ===========       ===========       ===========    ============      ============

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                              FINANCIAL STATEMENTS


                   Index to Consolidated Financial Statements



                                                                                              Page
Consolidated Statements of Income for the three and nine months ended September 30, 1997
   and 1996 (unaudited) ..................................................................    F-2
Consolidated Balance Sheets as of September 30, 1997 (unaudited) and December 31, 1996 ...    F-3
Consolidated Statements of Changes in Shareholder's Equity for the nine months ended
   September 30, 1997 and 1996 (unaudited) ...............................................    F-4
Consolidated Statements of Cash Flows for the nine months ended September 30, 1997
   and 1996 (unaudited) ..................................................................    F-5
Condensed Notes to Consolidated Financial Statements as of September 30, 1997 (unaudited)     F-7

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)


                                                        3 Months Ended     9 Months Ended September
                                                         September 30,               30,
                                                     --------------------- ------------------------
                                                          (unaudited)            (unaudited)
                                                        1997       1996        1997        1996
                                                     ---------- ---------- ----------- ------------
Revenue:
 Premiums                                             $ 68.2     $ 35.5     $  200.1    $   99.9
 Charges assessed against policyholders                127.7       99.1        350.2       289.3
 Net investment income                                 269.5      259.7        804.9       771.8
 Net realized capital gains                              8.8        0.1         17.9        17.2
 Other income                                            9.6        9.4         28.8        34.6
                                                      ------     ------     --------    --------
  Total revenue                                        483.8      403.8      1,401.9     1,212.8
Benefits and expenses:
 Current and future benefits                           286.5      245.6        853.4       719.1
 Operating expenses                                     84.5       84.6        247.3       261.3
 Amortization of deferred policy acquisition costs      40.1       17.9         92.4        46.6
 Severance and facilities charges                         --       47.3           --        61.3
                                                      ------     ------     --------    --------
  Total benefits and expenses                          411.1      395.4      1,193.1     1,088.3
Income before income taxes                              72.7        8.4        208.8       124.5
Income taxes                                            21.3        1.4         63.9        34.3
                                                      ------     ------     --------    --------
Net income                                            $ 51.4     $  7.0     $  144.9    $   90.2
                                                      ======     ======     ========    ========



See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)


                                                                     September 30,     December 31,
                                                                          1997             1996
                                                                    ---------------   -------------
Assets                                                                (unaudited)
------                                                                -----------
Investments:
 Debt securities available for sale, at fair value
  (amortized cost:$12,736.4 and $12,539.1)                              $13,257.1        $12,905.5
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $143.4 and $107.6)                   166.5            119.0
  Investment in affiliated mutual funds (cost: $42.0 and $77.3)              55.1             81.1
  Common stock                                                                 .8               .3
 Short-term investments                                                     111.8             34.8
 Mortgage loans                                                              12.9             13.0
 Policy loans                                                               453.7            399.3
                                                                        ---------        ---------
   Total investments                                                     14,057.9         13,553.0
 Cash and cash equivalents                                                  614.2            459.1
 Accrued investment income                                                  183.0            159.0
 Premiums due and other receivables                                          37.3             26.6
 Deferred policy acquisition costs                                        1,620.6          1,515.3
 Reinsurance loan to affiliate                                              474.4            628.3
 Other assets                                                                40.1             33.7
 Separate accounts assets                                                21,494.5         15,318.3
                                                                        ---------        ---------
   Total assets                                                         $38,522.0        $31,693.3
                                                                        =========        =========
Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
 Future policy benefits                                                 $ 3,757.8        $ 3,617.0
 Unpaid claims and claim expenses                                            28.0             28.9
 Policyholders' funds left with the Company                              11,074.5         10,663.7
                                                                        ---------        ---------
  Total insurance reserve liabilities                                    14,860.3         14,309.6
 Other liabilities                                                          295.2            354.7
 Income taxes:
  Current                                                                    37.1             20.7
  Deferred                                                                   74.8             80.5
 Separate accounts liabilities                                           21,468.6         15,318.3
                                                                        ---------        ---------
   Total liabilities                                                     36,736.0         30,083.8
                                                                        =========        =========
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                              2.8              2.8
 Paid-in capital                                                            418.0            418.0
 Net unrealized capital gains                                                96.7             60.5
 Retained earnings                                                        1,268.5          1,128.2
                                                                        ---------        ---------
   Total shareholder's equity                                             1,786.0          1,609.5
                                                                        ---------        ---------
   Total liabilities and shareholder's equity                           $38,522.0        $31,693.3
                                                                        =========        =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)



                                                    9 Months Ended September 30,
                                                    -----------------------------
                                                            (unaudited)
                                                        1997            1996
                                                    -------------   -------------
Shareholder's equity, beginning of year                $1,609.5        $1,583.0
Net change in unrealized capital gains (losses)            36.2           (93.4)
Net income                                                144.9            90.2
Common stock dividends                                     (8.3)           (1.5)
Other changes                                               3.7              --
                                                       --------        --------
Shareholder's equity, end of period                    $1,786.0        $1,578.3
                                                       ========        ========



See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                  9 Months Ended September 30,
                                                                  -----------------------------
                                                                           (unaudited)
                                                                       1997            1996
                                                                  -------------   -------------
Cash Flows from Operating Activities:
Net income                                                         $    144.9      $     90.2
Adjustments to reconcile net income to net cash provided by
 (used for) operating activities:
Increase in accrued investment income                                   (24.0)          (13.0)
Increase in premiums due and other receivables                           (8.8)           (2.3)
Increase in policy loans                                                (54.4)          (29.5)
Increase in deferred policy acquisition costs                          (105.3)         (127.2)
Decrease in reinsurance loan to affiliate                               153.9            22.1
Net increase in universal life account balances                         224.1           172.5
Decrease in other insurance reserve liabilities                        (165.5)         (125.2)
Net (decrease) increase in other liabilities and other assets          (122.4)          126.8
Decrease in income taxes                                                 (3.9)          (23.5)
Net accretion of discount on investments                                (51.9)          (51.1)
Net realized capital gains                                              (17.9)          (17.2)
                                                                   ----------      ----------
 Net cash (used for) provided by operating activities                   (31.2)           22.6
                                                                   ----------      ----------
Cash Flows from Investing Activities:
Proceeds from sales of:
 Debt securities available for sale                                   3,828.5         3,830.6
 Equity securities                                                       61.3           114.5
 Mortgage loans                                                           0.1             8.6
Investment maturities and collections of:
 Debt securities available for sale                                     966.8           681.8
 Short-term investments                                                  43.2            21.5
Cost of investment purchases in:
 Debt securities available for sale                                  (4,811.0)       (4,996.5)
 Equity securities                                                      (53.6)          (63.7)
 Short-term investments                                                (120.1)          (35.5)
Other, net                                                                 --            (9.1)
                                                                   ----------      ----------
 Net cash used for investing activities                                 (84.8)         (447.8)
                                                                   ----------      ----------



See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                Consolidated Statements of Cash Flows (Continued)
                                   (millions)



                                                             9 Months Ended September 30,
                                                             -----------------------------
                                                                      (unaudited)
                                                                  1997            1996
                                                             -------------   -------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts      $  1,230.2      $  1,140.6
 Withdrawals of investment contracts                              (925.8)         (860.7)
 Dividends paid to shareholder                                      (8.3)           (1.5)
 Capital contribution to Separate Account                          (25.0)             --
                                                              ----------      ----------
  Net cash provided by financing activities                        271.1           278.4
                                                              ----------      ----------
Net increase (decrease) in cash and cash equivalents               155.1          (146.8)
Cash and cash equivalents, beginning of period                     459.1           568.8
                                                              ----------      ----------
Cash and cash equivalents, end of period                      $    614.2      $    422.0
                                                              ----------      ----------
Supplemental cash flow information:
 Income taxes paid, net                                       $     68.7      $     61.4
                                                              ==========      ==========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

              Condensed Notes to Consolidated Financial Statements
                                  (unaudited)

1. Basis of Presentation

   The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

   These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

   Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

   FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

   FAS No. 130, Reporting Comprehensive Income, was issued in June 1997 and establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with owners) and includes net income, net unrealized capital gains or losses on available for sale securities. As this new standard only requires additional information in a financial statement, it will not affect the Company's financial position or results of operations. FAS No. 130 is effective for fiscal years beginning after December 15, 1997, with earlier application permitted. The Company is currently evaluating the presentation alternatives permitted by the statement.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)
                                  (unaudited)

2. Future Application of Accounting Standards (Continued)

   FAS No. 131, Disclosures about Segments of an Enterprise and Related Information, was issued in June 1997 and establishes standards for the reporting of information relating to operating segments in annual financial statements, as well as disclosure of selected information in interim financial reports. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). This statement is effective for year-end 1998 financial statements. Interim financial information will be required beginning in 1999 (with comparative 1998 information). The Company does not anticipate that this standard will significantly impact the composition of its current operating segments, which are consistent with the management approach.

3. Financial Instruments

   The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of September 30, 1997.

4. Severance and Facilities Charges

   In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

   In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

   Activity for the nine months ended September 30, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:


                                              Reserve      Positions
                                            -----------   ----------
   Balance at December 31, 1996 ..........    $   47.9         524
   Actions taken (1) .....................       (19.5)       (129)
                                              --------        ----
   Balance at September 30, 1997 .........    $   28.4         395
                                              ========        ====

   (1) Includes $9.9 million of severance-related actions and $7.0 million of corporate allocation-related actions.

   The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
                                  (unaudited)

        Condensed Notes to Consolidated Financial Statements (Continued)

5. Related Party Transactions

   Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

   The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

7. Dividends

   On June 27, 1997 and August 15, 1997, the Company paid a $5.3 million and $3.0 million, respectively, dividend to HOLDCO. The additional amount of dividends that may be paid by the Company to HOLDCO in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $62.8 million.